Share-Based Payments - Ambev Share-Based Payment Programs - Additional Information (Detail) - Restricted Stock Units [member] $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 293	$ 9
Ambev [member] | 2005 Share-based compensation plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	0	30
Share-based compensation grant date fair value		$ 1
Ambev [member] | 2018 Share-based compensation plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	19,500,000	2,000,000
Share-based compensation grant date fair value	$ 59	$ 5